Subsequent Event (Details) - Subsequent Event [Member]	Nov. 12, 2025 USD ($) $ / shares shares
Subsequent Event (Details) [Line Items]
Ordinary shares issued	13,333,333
Warrants	26,666,666
Par value (in Dollars per share) | $ / shares	$ 0.0001
Warrants price per share (in Dollars per share) | $ / shares	$ 0.6
Number of shares per units	1
Public offering price of the ordinary shares in this offering percent	110.00%
Warrants will be exercisable on a cashless basis and will expire duration	120 days
Gross proceeds totaling (in Dollars) | $	$ 8,000,000
Total offering expenses (in Dollars) | $	$ 545,074
Class A Ordinary Shares [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares issued	15,794,229